Schedule III - Real Estate Properties and Accumulated Depreciation (Parenthetical) (Detail) (Predecessor [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Predecessor [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Real estate assets, aggregate cost for Federal tax purpose	$ 135,994